UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21934

RiverNorth Funds

(Exact name of registrant as specified in charter)

325 N. LaSalle St. Suite 645

Chicago, IL 60610

(Address of principal executive offices)

 (Zip code)

Patrick W. Galley

325 N. LaSalle Street

Suite 645

Chicago, IL 60610

(Name and address of agent for service)

Copies to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio 45202

Registrant's telephone number, including area code: (312) 832-1440

Date of fiscal year end: September 30

Date of reporting period: June 30, 2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

RiverNorth Core Opportunity Fund

BERKSHIRE HATHAWAY

Ticker Symbol:BRKA	Cusip Number:084670108
Record Date: 3/6/2007	Meeting Date: 5/5/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-2	1) Directors, 2) Investments in foreign corporations	For	Issuer	For	With

BROOKFIELD ASSET MANAGEMENT

Ticker Symbol:BAM	Cusip Number:112585104
Record Date: 3/21/2007	Meeting Date: 5/2/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-4	1) Director nominees, 2) Plan Amendment resolution, 3) 2007 Plan resolution, 4) appointment of auditors	For	Issuer	For	With

FIRST TRUST VALUE LINE 100 FUND

Ticker Symbol:FVL	Cusip Number:33735D104
Record Date: 2/16/2007	Meeting Date: 5/17/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Reorganization into an ETF from closed-end fund	Split	Issuer	For	With/Against

FIRST TRUST VALUE LINE 100 FUND

Ticker Symbol:FVL	Cusip Number:33735D104
Record Date: 2/16/2007	Meeting Date: 5/17/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Reorganization to an ETF	Split	Issuer	For/Against	With/Against

GABELII DIVIDEND & INCOME

Ticker Symbol:GDV	Cusip Number:36242H104
Record Date: 3/12/2007	Meeting Date: 5/14/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director nominees	Split	Issuer	For	With/Against

TRI-CONTINENTAL

Ticker Symbol:TY	Cusip Number:895436103
Record Date: 3/20/2007	Meeting Date: 5/30/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-3	Directors, Accounting firm ratification, and implementation of a Distribution Policy	Split	Issuer	For	With/Against

WESTERN ASSET/CLAYMORE US TREAS 2

Ticker Symbol:WIW	Cusip Number:95766RI04
Record Date: 3/16/2007	Meeting Date: 5/14/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director nominees	Split	Issuer	For	With/Against

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverNorth Funds

By /s/Patrick W. Galley

* Patrick W. Galley

President and Treasurer

Date: August 17, 2007

*Print the name and title of each signing officer under his or her signature.